Trading Assets - Disclosure of Trading Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets held for trading [line items]
Total trading assets	£ 30,555	£ 30,035
Securities Purchased Under Resale Agreements [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	8,870	10,712
Debt Securities [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	5,156	6,248
Trading equity securities [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	9,662	5,986
Cash Collateral [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	6,156	6,169
Short-term Loans [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	£ 711	£ 920